PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating loss:
Selling and marketing expenses	$ (1,958)	¥ (13,633)	¥ (9,827)
Research and development expenses	(1,413)	(9,839)	(10,106)
General and administrative expenses	(10,167)	(70,781)	(28,847)
Loss from operations	(12,795)	(89,082)	(43,609)
Interest expense	(375)	(2,609)	(925)
Other expense, net	(1,023)	(7,119)	5,256
Net loss attributable to ordinary shareholders	(14,515)	(101,060)	(42,063)
Other comprehensive income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan	(137)	(955)
-Foreign currency translation difference	428	2,978	797
Total comprehensive loss attributable to ordinary shareholders	(14,224)	(99,037)	(41,266)
Parent Company | Reportable Legal Entity
Operating loss:
Selling and marketing expenses	(775)	(5,393)	(2,871)
Research and development expenses	(364)	(2,534)	(1,958)
General and administrative expenses	(4,579)	(31,884)	(3,537)
Loss from operations	(5,718)	(39,811)	(8,366)
Interest expense	(226)	(1,576)	(828)
Other expense, net	(757)	(5,273)	(784)
Share of losses of subsidiaries	(7,814)	(54,400)	(32,085)
Net loss attributable to ordinary shareholders	(14,515)	(101,060)	(42,063)
Other comprehensive income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan	(137)	(955)
-Foreign currency translation difference	428	2,978	797
Total comprehensive loss attributable to ordinary shareholders	$ (14,224)	¥ (99,037)	¥ (41,266)